Provisions for other liabilities - Total Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [abstract]
Non current	$ 2,565	$ 2,705
Current	3,421	1,654
Total provisions	$ 5,986	$ 4,359	$ 3,172